Income Taxes	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC
Income Taxes

9.INCOME TAXES

Summit LLC is a limited liability company and passes its tax attributes for federal and state tax purposes to its parent company and is generally not subject to federal or state income tax. However, certain subsidiary entities file federal, state, and Canadian income tax returns due to their status as taxable entities in the respective jurisdiction. The effective income tax rate for the C Corporations differs from the statutory federal rate primarily due to (1) tax depletion expense in excess of the expense recorded under U.S. GAAP, (2) state income taxes and the effect of graduated tax rates and (3) various other items, such as limitations on meals and entertainment and other costs.  The effective income tax rate for the Canadian subsidiary is not significantly different from its historical effective tax rate.

As of July 2, 2016 and January 2, 2016, the Company has not recognized any liabilities for uncertain tax positions. The Company records interest and penalties as a component of the income tax provision. No material interest or penalties were recognized in income tax expense during the 8six months ended July 2, 2016 and June 27, 2015.

(10) Income Taxes

Summit LLC is a limited liability company and passes its tax attributes for federal and state tax purposes to its parent company and is generally not subject to federal or state income tax. However, certain subsidiary entities file federal, state, and Canadian income tax returns due to their status as C corporations or laws within that jurisdiction. The provision for income taxes is primarily composed of federal, state and local income taxes for the subsidiary entities that have C corporation status.

As of January 2, 2016 and December 27, 2014, the Company has not recognized any liabilities for uncertain tax positions. The Company records interest and penalties as a component of the income tax provision. No material interest or penalties were recognized in income tax expense during the years ended January 2, 2016 and December 27, 2014.

For the years ended January 2, 2016, December 27, 2014 and December 28, 2013, income taxes consisted of the following:

	2015	2014	2013
Provision for income taxes:
Current	$1,605	$(905)	$1,761
Deferred	(19,868)	(6,078)	(4,408)

Income tax benefit	$(18,263)	$(6,983)	$(2,647)

The effective tax rate on pre-tax income differs from the U.S. statutory rate of 35% due to the following:

	2015	2014	2013

Income tax benefit at federal statutory tax rate	$(6,412)	$(4,643)	$(37,160)
Less: Income tax (benefit) expense at federal statutory tax rate for LLC entities	(9,908)	(2,272)	32,801
State and local income taxes	(2,389)	(224)	130
Permanent differences	2,147	(129)	(411)
Goodwill impairment	—	—	1,046
Valuation allowance	—	1,693	729
Other	(1,701)	(1,408)	218

Income tax benefit	$(18,263)	$(6,983)	$(2,647)

The following table summarizes the components of the net deferred income tax liability as January 2, 2016 and December 27, 2014:

	2015	2014
Deferred tax (liabilities) assets:
Accelerated depreciation	$(35,221)	$(40,141)
Mining reclamation reserve	2,411	2,180
Net operating loss	25,767	7,106
Net intangible assets	(880)	(1,072)
Inventory purchase accounting adjustments	1,275	1,275
Investment in limited partnership	(13,135)	—
Working capital (e.g., accrued compensation, prepaid assets)	387	(10)

Deferred tax liabilities, net	(19,396)	(30,662)
Less valuation allowance on loss carryforwards	(2,523)	(2,523)

Total	$(21,919)	$(33,185)

The net deferred income tax liability as of January 2, 2016, and December 27, 2014, are included in other noncurrent liabilities on the consolidated balance sheets.

Valuation Allowance—The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible (including the effect of available carryback and carryforward periods) and tax-planning strategies. The deferred income tax asset related to net operating losses resides with two separate tax paying subsidiaries (or subsidiary groups) of Summit LLC. These tax payers have historically generated taxable income and are forecast to continue generating taxable income; however, the use of a portion of the net operating may be limited. Therefore, a $2.5 million valuation allowance has been recorded on a portion of the total net operating loss carryforwards. At January 2, 2016, the Company had net operating loss carryforwards for federal and state income tax purposes of $62.9 million and $67.0 million, respectively, which are available to offset future federal and state taxable income, if any, through 2035.

Tax years from 2012 to 2015 remain open and subject to audit by federal, Canadian, and state tax authorities. No income tax expense or benefit was recognized in other comprehensive loss in 2015, 2014 or 2013.

Tax Distributions – The holders of Summit Holdings’ LP Units, including Summit Inc., incur U.S. federal, state and local income taxes on their share of any taxable income of Summit Holdings. The limited partnership agreement of Summit Holdings provides for pro rata cash distributions (“tax distributions”) to the holders of the LP Units in an amount generally calculated to provide each holder of LP Units with sufficient cash to cover its tax liability in respect of the LP Units. In general, these tax distributions are computed based on Summit Holdings’ estimated taxable income allocated to each holder of LP Units multiplied by an assumed tax rate equal to the highest effective marginal combined U.S. federal, state and local income tax rate applicable to an individual or corporate resident in New York, New York (or a corporate resident in certain circumstances). In the year ended January 2, 2016, Summit LLC paid distributions to Summit Holdings totaling $46.6 million, of which $28.7 million was distributed to Summit Holdings’ partners, other than Summit Inc., and $17.9 million was paid to Summit Inc.